PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2016
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID LICENSING AND ROYALTY FEES

NOTE 6. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2014	2015	2016
Balance at beginning of year	$4,666	$4,383	$239
Addition	1,498	1,801	2,581
Amortization and usage	(264)	(1,743)	(416)
Exchange difference	(258)	(15)	2
Impairment charges (Note 7)	(1,259)	(4,187)	(1,386)
Balance at end of year	$4,383	$239	$1,020